Receivables (Tables)	9 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of September 30, 2015 and December 31, 2014 is as follows:

	September 30, 2015	December 31, 2014
	(in millions)
Retail	$10,605	$11,978
Wholesale	8,179	9,400
Other	83	94
	$18,867	$21,472

Summary of Aging of Receivables

The aging of financing receivables as of September 30, 2015 and December 31, 2014 is as follows (in millions):

	September 30, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$24	$—	$—	$24	$8,133	$8,157	$22	$8,179
EMEA	10	5	—	15	655	670	18	688
LATAM	4	—	—	4	1,262	1,266	44	1,310
APAC	—	—	1	1	427	428	—	428
Total Retail	$38	$5	$1	$44	$10,477	$10,521	$84	$10,605
Wholesale
NAFTA	$1	$—	$—	$1	$3,628	$3,629	$59	$3,688
EMEA	24	11	—	35	3,572	3,607	3	3,610
LATAM	—	—	—	—	483	483	1	484
APAC	2	1	29	32	316	348	49	397
Total Wholesale	$27	$12	$29	$68	$7,999	$8,067	$112	$8,179

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$31	$2	$—	$33	$8,596	$8,629	$10	$8,639
EMEA	14	8	—	22	881	903	58	961
LATAM	3	—	—	3	1,762	1,765	37	1,802
APAC	2	—	2	4	572	576	—	576
Total Retail	$50	$10	$2	$62	$11,811	$11,873	$105	$11,978
Wholesale
NAFTA	$1	$—	$—	$1	$4,079	$4,080	$52	$4,132
EMEA	72	4	—	76	3,874	3,950	6	3,956
LATAM	1	—	—	1	861	862	—	862
APAC	16	3	30	49	372	421	29	450
Total Wholesale	$90	$7	$30	$127	$9,186	$9,313	$87	$9,400

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and nine months ended September 30, 2015 and 2014 is as follows:

	Three Months Ended September 30, 2015
	Retail	Wholesale	Other	Total
Opening Balance	$433	$176	$—	$609
Provision	17	4	—	21
Charge-offs, net of recoveries	(17)	(3)	—	(20)
Foreign Currency Translation and Other	(24)	(6)	—	(30)
Ending Balance	409	171	—	580

	Nine Months Ended September 30, 2015
	Retail	Wholesale	Other	Total
Opening Balance	$468	$182	$—	$650
Provision	54	23	—	77
Charge-offs, net of recoveries	(52)	(5)	—	(57)
Foreign Currency Translation and Other	(61)	(29)	—	(90)
Ending Balance	409	171	—	580
Ending Balance: Individually Evaluated for Impairment	209	124	—	333
Ending Balance: Collectively Evaluated for Impairment	200	47	—	247
Receivables:
Ending Balance	10,605	8,179	83	18,867
Ending Balance: Individually Evaluated for Impairment	451	790	—	1,241
Ending Balance: Collectively Evaluated for Impairment	$10,154	$7,389	$83	$17,626

	Three Months Ended September 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$559	$160	$8	$727
Provision	16	40	1	57
Charge-offs, net of recoveries	(42)	(7)	—	(49)
Foreign Currency Translation and Other	(28)	(14)	(1)	(43)
Ending Balance	505	179	8	692

	Nine Months Ended September 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	51	47	4	102
Charge-offs, net of recoveries	(88)	(17)	(3)	(108)
Foreign Currency Translation and Other	(71)	37	6	(28)
Ending Balance	505	179	8	692
Ending Balance: Individually Evaluated for Impairment	257	151	—	408
Ending Balance: Collectively Evaluated for Impairment	248	28	8	284
Receivables:
Ending Balance	12,425	9,759	110	22,294
Ending Balance: Individually Evaluated for Impairment	564	697	—	1,261
Ending Balance: Collectively Evaluated for Impairment	$11,861	$9,062	$110	$21,033

Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign Currency Translation and Other	(96)	23	(1)	(74)
Ending Balance	468	182	—	650
Ending Balance: Individually Evaluated for Impairment	233	115	—	348
Ending Balance: Collectively Evaluated for Impairment	235	67	—	302
Receivables:
Ending Balance	11,978	9,400	94	21,472
Ending Balance: Individually Evaluated for Impairment	484	758	—	1,242
Ending Balance: Collectively Evaluated for Impairment	$11,494	$8,642	$94	$20,230

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	September 30, 2015				December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$51	$51	$—	$49	$24	$24	$—	$22
EMEA	$80	$80	$—	$81	$91	$91	$—	$95
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$12	$12	$—	$21
EMEA	$33	$33	$—	$35	$35	$35	$—	$39
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$52	$50	$17	$50	$33	$32	$13	$34
EMEA	$259	$259	$185	$275	$311	$311	$212	$312
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$9	$9	$7	$13	$25	$25	$8	$26
Wholesale
NAFTA	$63	$62	$3	$67	$60	$60	$3	$63
EMEA	$652	$652	$103	$685	$608	$608	$98	$708
LATAM	$23	$19	$8	$21	$25	$20	$8	$20
APAC	$19	$18	$10	$18	$18	$18	$6	$13
Total
Retail	$451	$449	$209	$468	$484	$483	$233	$489
Wholesale	$790	$784	$124	$826	$758	$753	$115	$864

Carrying Amount of Restricted Assets Included In Financing Receivables

At September 30, 2015 and December 31, 2014, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2015	December 31, 2014
Retail note and finance lease receivables	$8,079	$8,718
Wholesale receivables	5,436	6,005
Total	$13,515	$14,723